Stockholders' Equity (Details) - $ / shares		8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 24, 2018	Aug. 30, 2018	Sep. 24, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	37.90%	37.30%	36.40%	36.90%	36.90%
Risk free interest rate (%)	1.75%	2.15%	2.21%	1.74%	1.74%
Strike price	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Probability of if-converted scenario (%)	90.00%	90.00%	90.00%	90.00%	90.00%
Probability assumed liquidation scenario (%)	10.00%	10.00%	10.00%	10.00%	10.00%
Expected term of Option (years)	10 months 24 days	3 months 29 days	3 months	1 year	1 year
Option's fair value per share	$ 0.30	$ 0.04	$ 0.04	$ 0.33
Series B Preferred Stock [Member]
Strike price	$ 1.10	$ 0.44	$ 0.38	$ 1.13	$ 1.13